Financial risk management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash, cash equivalents and financial investments	$ 125,345	$ 98,067
Other financial instruments	28,243	70
Trade accounts receivables	20,946	19,553
Total Assets	174,534	117,690
Liabilities
Loans and financings	312,115	297,199
Other financial instruments	21,021	238
Trade payables	205,414	162,288
Confirming payables	102,252	28,518
Lease liabilities	44,184	42,357
Use of public assets	18,808	18,047
Total Liabilities	703,794	548,647
Net exposure	$ (529,260)	$ (430,957)